Schedule of Other receivables (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Institutions	₪ 2,535	₪ 710
Prepaid expenses	4,979	452
Prepayments to suppliers	8,140	337
Loan to non-related parties	4,680	1,643
Receivables revenue	1,187
Others	11,723	538
Other Receivables	₪ 33,244	₪ 3,680